Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components Loss Before Taxes

The components of income / (loss) before taxes for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	For the Year Ended December 31,
	2024	2023	2022
United Kingdom	$(46,202)	$24,130	$(620,591)
United States	(49,227)	(80,969)	(993,786)
Foreign Other	109,453	77,428	(300,409)
Income / (loss) from operations before taxes	$14,024	$20,589	$(1,914,786)

Schedule of Income Tax Benefit	The income tax expense / (benefit) consists of the following:

	For the Year Ended December 31,
	2024	2023	2022
Current:
United Kingdom	$(4,924)	$(3,447)	$4,638
United States	2,235	2,247	3,004
Foreign Other	27,740	22,348	22,732
Total	25,051	21,148	30,374

Deferred:
United Kingdom	(5,667)	15,764	(25,416)
United States	(12,020)	11,395	(52,225)
Foreign Other	(15,500)	(7,467)	(5,235)
Total	(33,187)	19,692	(82,876)
Income tax (benefit) / expense	$(8,136)	$40,840	$(52,502)

Schedule of Effective Income Tax Rate	The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2024	2023	2022
United Kingdom corporate tax rate	25.0%	23.5%	19.0%
Changes in respect of prior periods	(74.3)%	41.6%	0.4%
Rate change	(1.1)%	4.5%	0.3%
Expenses not deductible for tax purposes	46.1%	9.5%	(0.2)%
Tax effect of short fall on share-based compensation	22.9%	22.3%	(0.2)%
Impairment losses not deductible for tax purposes	—	—	(15.8)%
Gains and losses not subject to income tax	—	(1.5)%	0.2%
Withholding tax on unremitted earnings	11.4%	8.7%	(0.1)%
Foreign tax on capital gains	—	—	(0.4)%
Movement in deferred tax not recognized	20.2%	131.9%	(1.8)%
Movement in tax losses not recognized	(32.7)%	(7.0)%	0.1%
Foreign income taxed at different rates	(57.0)%	(31.8)%	1.2%
Pillar II taxes	10.1%	—	—
Movement in uncertain tax positions	(21.9)%	(3.4)%	—
Impact of gains and losses on derivative instruments	(7.3)%	—	—
Other	0.6%	0.1%	—
Effective tax rate	(58.0)%	198.4%	2.7%

Schedule of Beginning and Ending of Gross Unrecognized Tax Positions

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2024	2023	2022
Beginning unrecognized tax benefits	$8,035	$16,769	$16,744
Decreases related to prior year tax positions	(3,078)	(1,302)	(66)
Increases related to current year tax provisions	-	464	562
Decreases related to settlement with tax authorities	-	(7,896)	(471)
Closing unrecognized tax benefits	$4,957	$8,035	$16,769

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2024	2023
Deferred tax assets:
Property and equipment	$6,316	$9,688
Intangible assets	60,250	83,800
Carry forward tax losses	129,096	136,303
Excess interest carry forward	110,918	104,999
Accrued and unpaid expenses	9,769	20,725
Financial instruments	2,606	7,844
Other	13,690	10,325
Total deferred tax assets	332,645	373,684
Valuation allowance	(103,337)	(113,491)
Net deferred tax assets	229,308	260,193
Deferred tax liabilities:
Property and equipment	(2,888)	(6,661)
Intangible assets	(216,279)	(277,537)
Other	(10,407)	(10,427)
Total deferred tax liabilities	(229,574)	(294,625)
Net deferred tax liabilities	$(266)	$(34,432)